LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM PREPAYMENTS AND OTHER ASSETS
Schedule of long-term prepayments and other assets

	December 31,
	2018	2019
	RMB	RMB

Operating rights of service stations	34,934	34,013
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	26,513	1,562
Prepayments for construction projects to third parties	5,502	3,926
Others (i)	24,459	25,925
Balance as of December 31	91,408	65,426

Note:

(i)	Others mainly comprise catalyst expenditures and improvement expenditures of property, plant and equipment.

Schedule of operating rights of service stations

	2018	2019
	RMB	RMB
Operating rights of service stations
Cost:
Balance as of January 1	48,613	52,216
Additions	3,948	1,494
Decreases	(345)	(161)
Balance as of December 31	52,216	53,549
Accumulated amortization:
Balance as of January 1	14,345	17,282
Additions	3,019	2,357
Decreases	(82)	(103)
Balance as of December 31	17,282	19,536
Net book value as of December 31	34,934	34,013